UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07322
The Integrity Funds
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2008

Item 1—Reports to Shareholders

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Small Cap Growth Fund (the "Fund") for the six months ended June 30, 2008. The Fund's portfolio and related financial statements are presented within for your review.

Management's Discussion & Analysis

Integrity Small Cap Growth Fund (ICPAX) outperformed the S&P 500 and Russell 2000 Indexes for the first half of 2008. As you can see from the six-month and annualized performance figures below, it has outperformed also for the last one, two, and three year periods. We can now report an improvement over the Fund's risk-adjusted returns since I took over management of the Fund in May 2007, thanks to an especially good performance in Q2 of 2008.

The Fund's raw numbers total return for the first half of CY 2008 was +1.64%*, vs. -11.91% for the S&P 500 and -9.37% for the Russell 2000. The Fund's weighted average market cap at year-end was $1,450 million, and it contains 17 companies. The biggest contributors to the Fund's performance so far this year have been in the energy sector, especially Energy Conversion Devices (ENER) and Basic Energy Services (BAS).

Integrity Small Cap Growth Fund Total Returns vs. S&P 500 & Russell 2000
All periods as of June 30, 2008

	ICPAX	RUSSELL 2000	S&P 500 TR
3 Mos.	11.38%*	0.58%	-2.73%
6 Mos.	1.64%*	-9.37%	-11.91%
1 Yrs.	-4.87%*	-16.19%	-13.12%
2 Yrs. (Annualized)	4.81%*	-1.22%	2.36%
3 Yrs. (Annualized)	5.78%*	3.79%	4.41%

It has been widely noted in the financial press that volatility (risk) rose dramatically in the second half of 2007. This has been especially true for small cap stocks, as you can see from the table of risk-adjusted returns below. While the risk of the fund has risen by significantly more than the overall stock market, it has paid shareholders in risk-adjusted returns. Since our 2007 year-end report to you, the Fund's standard deviation of monthly returns (a standard statistical measure of risk) rose from 2.68%* to 5.37%*. That of the indexes rose as well, although not by as much.

Risk-Adjusted Return Comparison

ICPAX vs. S&P 500 & Russell 2000, first half ended 6/30/08

	Raw Return	Standard Deviation	Risk-Adjusted Return
ICPAX	+1.64%*	5.37%*	+0.31%*
S&P 500	-11.91%	3.67%	-3.25%
Russell 2000	-9.37%	4.39%	-2.13%
Note: Standard Deviation is measured over the most recent thirteen monthly total returns.
Past risk-adjusted returns may not be a reliable guide to future risk-adjusted returns.

As I mentioned in my last report, this new bear market was harder on small caps, regardless of their prospects or value, than it has been on large caps, although the Russell 2000 has actually done well in Q2 especially, relative to the other indexes. Nevertheless, the Fund's risk is beginning to increase above the levels I'd prefer, and we are taking measures to bring it back down.

It appears that what we experienced in Q2 this year was a rally in a secular bear market, and that it is over. In addition many commodity and foreign stocks are correcting on concerns that higher oil prices will bring down not just the US economy, but that of many developing nations as well. Given the overall negative tone of the US economy, we took profits and cut losses in the more volatile stocks during June. The current cash position of the Fund at June 30 stood at 17.7%.

We live in an increasingly global world, one that is unlikely in our lifetime to ever again see a single, dominant geopolitical power and global default currency like we've had over the last 500 years. Growth is now spreading to other large, developing nations, and with it many new opportunities.

The US and the EU are now exporting enormous amounts of capital to the developing nations of Eastern Europe, the Mideast and the BRICs (Brazil, Russia, India, and China) in exchange for fossil fuels and manufacturing. Enormous pools of capital are leaving the developed economies and accumulating in the developing nations, so there are increasingly greater investment opportunities in these countries wherever this capital is used to grow internal demand by raising those in poverty into the middle class. Brazil is probably the best illustration of this.

The challenge for a small cap fund is that small cap stocks tend to be mostly dependent on domestic sales to a far greater degree than their large cap brethren. This means that as long as the US economy continues to perform below par--as we expect to continue for some years--successful US small cap funds will necessarily have to diversify outside the US to a greater degree than has been the case in past decades. This is a course we expect to pursue in the future in order to enhance future return potential for the Fund.

We would like to thank you for your loyalty and trust in our management methodology during a period of great market and economic stress.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert Loest, Ph.D., CFA

Senior Portfolio Manager

The views expressed are those of Robert Loest, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Fund invests in small and mid-sized companies. Stocks of small and mid-sized companies are more sensitive to changing market conditions and, therefore, investing in such securities involves greater risk than investing in the securities of larger companies.

June 30, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to Integrity Funds Distributor, Inc. at 1 Main Street North, Minot, ND 58703 or call 800-276-1262. All inquiries regarding account information should be directed to Integrity Fund Services, Inc. at P.O. Box 759, Minot, ND 58702 or call 800-601-5593.

To reduce expenses, the Fund we may mail only one copy of its prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions June 30, 2008 (Unaudited)

American Depository Receipt

A negotiable certificate representing a given number of shares of stock in a foreign corporation; it is bought and sold in the American securities markets, just as stock is traded

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis

Consumer Price Index

A commonly used measure of inflation; it does not represent an investment return

Depreciation

Decrease in the value of an asset

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value

Market Value

Actual price at which a fund trades in the marketplace

Net Asset Value

The value of all a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge

Offering Price

The price at which a mutual fund's share can be purchased; the offering price per share is the current net asset value plus any sales charge

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 30, 2008 (Unaudited)

COMPOSITION

Portfolio Market Sectors

(As a percentage of Net Assets)

E—Energy	35.4%
O—Other	17.3%
IT—Information Technology.	15.4%
I—Industrials	11.8%
HC—Health Care	10.1%
M—Materials	10.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS

(As a percentage of Net Assets)

1.	Wells Fargo Advantage Investment Money Market	17.7%
2.	Energy Conversion Devices	7.0%
3.	Martek Biosciences Corporation	6.4%
4.	Basic Energy Services	6.0%
5.	John Wiley & Sons, Inc.	5.7%
6.	Sunpower Corp. Class A	4.6%
7.	ESCO Technologies	4.5%
8.	Varian Semiconductor	4.4%
9.	Cabot Oil & Gas Corporation	4.3%
10.	A.O. Smith Corportation	4.2%

The Fund's holdings are subject to change at any time.

June 30, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2007 to June 30, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/07	Ending Account Value 06/30/08	Expenses Paid During Period*
Actual	$1,000.00	$1,016.39	$7.56
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.57

*Expenses are equal to the annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of 1.64% for the six-month period of December 31, 2007 to June 30, 2008.

June 30, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2008
Integrity Small Cap Growth Fund	1 year	3 year	5 year	10 year	Since Inception (April 5, 1999)
Without Sales Charge	(4.87%)	5.78%	9.71%	N/A	7.94%
With Sales Charge (5.75%)	(10.31%)	3.72%	8.41%	N/A	7.25%

Lipper Small Cap Growth Index	1 year	3 year	5 year	10 year	Since Inception (April 5, 1999)
	(13.60%)	4.20%	8.59%	N/A	5.98%

Russell 2000 Index	1 year	3 year	5 year	10 year	Since Inception (April 5, 1999)
	(16.19%)	3.79%	10.29%	N/A	7.35%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to September 19, 2003 was achieved while the Fund was managed by another investment adviser that used different investment strategies and techniques, which may have produced different results than those achieved by Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's current investment adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund, the Lipper Small Cap Growth Index, and the Russell 2000 Index

	Integrity Small Cap Growth Fund without Sales Charge	Integrity Small Cap Growth Fund with Maximum Sales Charge	Lipper Small Cap Growth Index	Russell 2000 Index
04/05/99	$10,000	$9,425	$10,000	$10,000
1999	$17,892	$16,863	$16,519	$12,673
2000	$17,327	$16,331	$15,155	$12,290
2001	$15,191	$14,318	$13,190	$12,596
2002	$11,467	$10,808	$9,546	$10,016
2003	$14,946	$14,087	$13,820	$14,748
2004	$16,747	$15,784	$15,312	$17,452
2005	$18,698	$17,623	$16,129	$18,246
2006	$20,143	$18,985	$17,847	$21,598
2007	$19,958	$18,811	$19,574	$21,260
6/30/08	$20,285	$19,119	$17,112	$19,267

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

June 30, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates; these are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) IN THE PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 72	Trustee	Indefinite Since June 2003	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (since April 2005); Trustee, Integrity Managed Portfolios (since January 1996).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since June 2003	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); Trustee, Integrity Managed Portfolios (since January 1999).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

The Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) IN THE PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2)(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since June 2003	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds; Director, President, and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management; Director, President, and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President, and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios, and (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) IN THE PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist(2) 1 N. Main St. Minot, ND 58703 74	Vice President, Secretary	Indefinite Since June 2003	3

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, Vice President and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments June 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (82.7%)

Biotechnology & Pharmaceuticals (6.4%)
*Martek Biosciences Corporation	3,000	$101,130

Clean Energy (29.0%)
*Fuel Tech Inc	3,500	61,670
Telvent GIT, S.A.	2,000	48,040
*ESCO Technologies	1,500	70,380
*Ocean Power Technologies	5,000	45,000
Ormat Technologies Inc	1,000	49,180
*Sunpower Corp Class A	1,000	71,980
*Energy Conversion Devices	1,500	110,460
		456,710
Construction & Engineering (4.0%)
*KHD Humboldt Wedag International	2,000	63,060

Electrical Equipment (4.2%)
A.O. Smith Corporation	2,000	65,660

Health Care Equipment & Services (3.6%)
*Neogen Corp	2,500	57,225

Industrial Conglomerates (3.6%)
Graco, Inc.	1,500	57,105

Information Services (5.8%)
John Wiley & Sons, Inc.	2,000	90,060

Metals & Mining (6.1%)
Mining and Metallurgical Company Norilsk Nickel - ADR	1,500	37,725
*Thompson Creek Metals Co Inc.	3,000	58,500
		96,225
Oil & Gas E&D (10.3%)
*Basic Energy Svcs	3,000	94,500
Cabot Oil & Gas Corporation	1,000	67,730
		162,230
Semiconductor & Equipment (9.7%)
*Audiocodes LTD	10,000	36,700
Micrel Inc	5,000	45,750
*Varian Semiconductor	2,000	69,640
		152,090

TOTAL COMMON STOCKS (COST: $1,268,240)		$1,301,495

SHORT-TERM SECURITIES (17.7%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $279,191)	279,191	$279,191

TOTAL INVESTMENTS IN SECURITIES (COST: $1,547,431)		$1,580,686
OTHER ASSETS LESS LIABILITIES		(6,178)

NET ASSETS		$1,574,508

*Non-income producing
ADR - American Depository Receipt

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$1,580,686
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—
Total	$1,580,686

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $1,547,431)	$1,580,686
Accrued interest receivable	502
Cash	18
Prepaid expenses	1,959
Receivable from manager	6,311
Total Assets	$1,589,476

LIABILITIES
Accrued expenses	$8,113
Payable to affiliates	6,855
Total Liabilities	$14,968

NET ASSETS	$1,574,508

Net assets are represented by:
Capital stock outstanding, at par	$423
Additional paid-in capital	1,849,704
Accumulated undistributed net realized gain (loss) on investments	(307,758)
Accumulated undistributed net investment income (loss)	(1,116)
Unrealized appreciation (depreciation) on investments	33,255
Total amount representing net assets applicable to 422,754 outstanding shares of $.001 par value common stock (unlimited shares authorized)	$1,574,508

Net asset value per share	$3.72

Public Offering Price (based on sales charge of 5.75%)	$3.95

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Operations

For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$7,045
Dividends	5,933
Total Investment Income	$12,978

EXPENSES
Investment advisory fees	$4,698
Distribution (12b-1) fees	4,698
Transfer agent fees	12,000
Accounting service fees	12,470
Administrative service fees	12,000
Professional fees	2,435
Reports to shareholders	1,176
License, fees, and registrations	1,753
Audit fees	2,170
Trustees fees	835
Custodian fees	1,199
Other fees	284
Total Expenses	$55,718
Less expenses waived or absorbed by the Fund' s manager	(41,624)
Total Net Expenses	$14,094

NET INVESTMENT INCOME (LOSS)	$(1,116)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(307,758)
Net change in unrealized appreciation (depreciation) of investments	259,730
Net Realized and Unrealized Gain (Loss) on Investments	$(48,028)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,144)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Changes in Net Assets

For the six months ended June 30, 2008 and the year ended December 31, 2007

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,116)	$(45,054)
Net realized gain (loss) on investment transactions	(307,758)	1,644,152
Net change in unrealized appreciation (depreciation) on investments	259,730	(1,485,829)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(49,144)	$113,269

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.00 per share, respectively)	$0	$0
Distributions from net realized gain on investment transactions ($.00 and $5.15 per share, respectively)	0	(1,618,939)
Total Dividends and Distributions	$0	$(1,618,939)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$13,682	$215,412
Proceeds from reinvested dividends	0	1,582,905
Cost of shares redeemed	(1,106,138)	(4,884,991)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(1,092,456)	$(3,086,674)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,141,600)	$(4,592,344)
NET ASSETS, BEGINNING OF PERIOD	2,716,108	7,308,452
NET ASSETS, END OF PERIOD	$1,574,508	$2,716,108

Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2008 (Unaudited)

Note 1. ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the "Trust") and is registered under the 1940 Act as a diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three portfolios are offered. On September 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was a part of the Willamette Funds Group (the "Willamette Funds"). The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the 1940 Act as an open-end management investment company. Each of the Willamette Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into the Willamette Funds, effective April 1, 2001. The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Fund.

The Fund's objective is to provide long-term growth through capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Assets for which market quotations are available are valued as follows:

•	listed securities:	valued at the closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at the last reported current bid price
•	unlisted securities:	valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. ("Integrity Fund Services") obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by Integrity Fund Services using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements—In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Realization of the collateral by the Fund may be delayed or limited if the seller defaults and the fair value of the collateral declines.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through December 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as "Other Expense".

The tax character of distributions paid was as follows:

	December 31, 2007	December 29, 2006
Tax-exempt income	$0	$0
Ordinary income	197,394	114,382
Long-term capital gains	1,421,545	2,280,364
Total	$1,618,939	$2,394,746

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($20,059)	($226,475)	($246,534)

As of December 31, 2007, the Fund did not have net capital loss carryforwards, which are available to offset future realized capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

For the year ended December 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2007, the Fund deferred to January 1, 2008 post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $20,059.

Distributions to shareholders—Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income at the end of the calendar year.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income—Dividend income is recognized on the ex-dividend date.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications—Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2008, there were unlimited shares of $.001 par value authorized; 422,754 and 741,644 were outstanding at June 30, 2008 and December 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
Shares sold	3,959	24,004
Shares issued on reinvestment of dividends	0	431,309
Shares redeemed	(322,849)	(536,291)
Net increase (decrease)	(318,890)	(80,978)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $0 of investment advisory fees after waivers for the six months ended June 30, 2008. The Fund has a payable to Integrity Money Management of $0 at June 30, 2008 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

For the period from January 1, 2007 through November 14, 2007, Integrity Money Management contractually agreed to waive its management fee and to reimburse expenses (other than extraordinary or non-recurring expenses) so that the net annual operating expenses of the Fund did not exceed 2.65%. On November 15, 2007, Integrity Money Management contractually agreed until November 14, 2008, to waive its management fee and to reimburse expenses (other than extraordinary or non-recurring expenses) so that the net annual operating expenses of the Fund do not exceed 1.50%. After this date, the expense limitation may be terminated or revised. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $4,698 of distribution fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Funds Distributor of $687 at June 30, 2008.

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund has recognized $12,000 of transfer agency fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. The Fund has recognized $12,470 of accounting service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $2,069 at June 30, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.15% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund has recognized $12,000 of administrative service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $837,409 and $1,673,081, respectively, for the six months June 30, 2008.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $1,547,431. The net unrealized appreciation of investments based on the cost was $33,255, which is comprised of $148,003 aggregate gross unrealized appreciation and $114,748 aggregate gross unrealized depreciation.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements". This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

In accordance with the provisions of SFAS 157, the Fund adopted this standard effective January 1, 2008. The implementation of this standard did not impact the amounts reported in the financial statements, however additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements on changes in net assets for the period.

Financial Highlights June 30, 2008

Selected per share data and ratios for the periods indicated.

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Period April 1, 2003 Through December 31, 2003	For The Year Ended March 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$3.66	$8.88	$12.19	$13.67	$12.20	$8.94	$12.54

Income from Investment Operations:
Net investment income (loss)	$.00	$(.06)	$(.24)	$(.24)	$(.31)	$(.34)	$(.29)
Net realized and unrealized gain (loss) on investment transactions	.06	(.01)	1.22	1.86	1.78	3.60	(3.31)
Total Income (Loss) From Investment Operations	$.06	$(.07)	$.98	$1.62	$1.47	$3.26	$(3.60)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	(5.15)	(4.29)	(3.10)	.00	.00	.00
Total Distributions	$.00	$(5.15)	$(4.29)	$(3.10)	$.00	$.00	$.00

NET ASSET VALUE, END OF PERIOD	$3.72	$3.66	$8.88	$12.19	$13.67	$12.20	$8.94

Total Return	3.28%(A),(C)	(0.92%)(A)	7.73%(A)	11.65%(A)	12.05%(A)	36.47%(A),(D)	(28.71%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,575	$2,716	$7,308	$15,034	$21,543	$23,485	$19,099
Ratio of net expenses (after expense assumption) to average net assets	1.50%(B),(C)	2.56%(B)	2.65%(B)	2.65%(B)	2.65%(B)	4.45%(B),(C)	3.13%(B)
Ratio of net investment income to average net assets	(0.12%)(C)	(0.97%)	(1.78%)	(1.76%)	(2.19%)	(3.89%)(C)	(2.67%)
Portfolio turnover rate	54.74%	137.86%	25.71%	28.64%	58.45%	59.04%	27.74%

(A) Excludes maximum sales charge of 5.75%.

(B) During the periods since December 31, 2003, Integrity Mutual Funds assumed and/or waived expenses of $41,624, $53,739, $15,566, $15,012, and $53,156, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 5.93%, 3.71%, 2.79%, 2.74%, and 2.89%, respectively. During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds and Willamette Asset Managers assumed/waived expenses of $4,713. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 4.47%. During the period ended March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $46,274. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 3.33%.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Growth & Income Fund (the "Fund") for the six months ended June 30, 2008. The Fund's portfolio and related financial statements are presented within for your review.

Management's Discussion & Analysis

The Fund (IGIAX) continued to outperform the S&P 500 for 2008 YTD, and for the last twelve months, and two, three, five, and ten years, while keeping overall risk low. We are not the only managers to have done this long term, but it does call into question the widespread Wall Street myth that higher returns mean taking greater risk. The changes in our risk management discipline we made in early 2003 to reduce risk have paid off well for our investors, especially evident in down markets. The Fund's cash position at mid-year was 14.8%.

We continue to keep our risk as low as possible through the use of four basic strategies. First, we focus on a company's ability to generate consistent, large free cash flows and high ROICs as proof of management superiority and market dominance. We then typically buy only at a large discount to fair value, estimated using discounted free cash flows. Second, we balance the Fund internally by offsetting cyclical issues with non-cyclical and counter-cyclical companies, as well as diversifying by currency and geography (approx. 23% of Fund assets is in foreign stocks), thus reducing overall volatility.

Third, we employ portfolio level, statistical risk management tools to minimize the potential that risk gets out of control. Fourth, if we cannot buy stocks that satisfy all our financial criteria, have clear long term drivers with favorable short term sentiment, momentum, money flow and technical signals in place, and that don't require that we step outside our moral universe to make money, we stay in cash. This doesn't mean we cannot lose money. We have done, and will in the future. But not by pursuing a risky investment approach or being reckless with our investors' hard-earned money.

It has been widely noted in the financial press that volatility (risk) has risen dramatically over the last year. It has risen for the Fund as well, albeit much less, thanks to our risk management discipline. Since our 2007 year end report to you, the Fund's standard deviation of monthly returns (a standard statistical measure of risk) rose 100 bp (basis points), from 2.87% to 3.87%. That of the S&P 500 rose by a much larger 109 bp, from 2.58% to 3.67%. At the end of 2007 the Fund was slightly riskier than the S&P 500. At mid-year 2008 the S&P 500 is not only riskier than the Fund, it experienced a greater loss.

In our opinion, risk-adjusted returns are the best measure of the ability of a fund manager. There simply is no other way to compare management ability, and we believe all funds should present standardized risk-adjusted results for this reason. As you can see from the table below, we have been successful in reducing our risk from 2007, and in dramatically improving our risk-adjusted returns relative to the S&P 500.

Risk-Adjusted Return Comparison

IGIAX vs. S&P first half ended 6/30/08

	Raw Return	Standard Deviation	Risk-Adjusted Return
IGIAX	-1.30%	3.87%	-0.34%
S&P 500	-11.91%	3.67%	-3.25%
Note: Standard Deviation is measured over the most recent thirteen monthly total returns.
Past risk-adjusted returns may not be a reliable guide to future risk-adjusted returns.

Current Conditions

The primary contributors recently have been, in order of importance: 1) luck; 2) natural resource stocks, which include mining as well as natural gas E&D (esp. Chesapeake Energy (CHK)) and service companies; and 3) although most clean energy stocks have experienced a temporary pull-back recently, Energy Conversion Devices (ENER) more than doubled in value.

An additional factor in our success in a bear market has been increasingly greater exposure to the currencies of other countries through ownership of foreign stocks, especially in countries with excess natural resources available for export. This tends to mitigate losses in value from the decline of the US Dollar. Currencies of countries with resources to export that are rising in value tend also to rise in value. It's an increasingly global world, one that is unlikely in our lifetimes to ever again see a single, dominant geopolitical power and global default currency as has been the case over the last 500 years.

The US and the EU are now exporting enormous amounts of capital to the developing nations of Eastern Europe, the Mideast and the BRICs (Brazil, Russia, India, and China) in exchange for fossil fuels and manufactured products. Enormous pools of capital are leaving the developed economies and accumulating in the developing nations, so there are increasingly greater investment opportunities in these countries wherever this capital is used to grow internal demand by raising those in poverty into the middle class. Brazil is one of the best illustrations of this.

Another factor that has helped tremendously is avoiding the major pitfalls over the last year or more. This has meant almost completely avoiding banking, real estate, and any kind of consumer discretionary spending-dependent retail. Bridgewater Assoc. recently estimated that there is still $1.6 trillion dollars to be written off in the US banking system. Only a fraction of that has actually been written off so far. I would not want to be an investor in an index fund today that by definition must hold stocks like FannieMae and FreddieMac, GM and Ford.

We believe structural changes in the US economy will reduce consumer spending long term. Interest rates are much more likely to rise in coming years, following a 25-year bull market from declining rates. Food prices are rising because farming in North America is heavily dependent on fossil fuel inputs along the entire chain from plowing to the grocery shelf. Oil and gas prices are likely to stay high and go higher, although with considerable volatility shorter term. Water and electric power will become dramatically more expensive. Every kind of tax is going to rise for reasons too numerous to go into here.

Avoiding major sector pitfalls has not been a critical component of portfolio management until very recently. One could do well since the end of WW II by buying good companies in almost any sector. That has changed, and active management, as opposed to broad indexing that puts investors into real estate, banking and consumer discretionary disasters, is becoming more important not only in taking advantage of opportunities, but especially in avoiding those sector disasters that have been such great value creators ever since WW II, but no longer are, and may never be again.

We believe there are enormous opportunities globally, due to the increasing prosperity of so many new developing economies and their growing middle classes. We think there is investment merit in viewing the global economy much as investors did the US economy from about 1947 to 1968. This was a period of incredible spending coast-to-coast on building out the infrastructure required by America's new emerging middle class. Farm mechanization was making agriculture far more productive, and rural folks were filling up the cities taking jobs in the expanding industrial economy, just as is happening today in the BRICs.

Then we needed cars, buses, roads, bridges, schools, hospitals, trains, water and wastewater treatment plants, power plants and transmission grids, government buildings of all kinds, airports. In short, a far larger number of newly-emerging middle class citizens of huge new countries such as India, Brazil, Russia and China have many of the same needs US citizens did in an earlier era. This growth is no longer off a tiny base, and it is growing at a high rate.

This means a much larger proportion of the world's population will place far greater demands on natural resources of every kind — coal, oil and natural gas, metals, rare earths, fertilizers, construction aggregates, you name it. They will consume far large quantities of essential materials like steel, plastics, transmission wires, & ceramics than the US and Europe ever did. All this construction will require endless amounts of heavy construction equipment for mining, agriculture and infrastructure needs.

In contrast, the recent leap in the cost of shipping is acting to undo 30 years of tariff reductions and trade reform. It will have some of the same effects on shrinking international trade that the disastrous Smoot-Hawley trade legislation did in the 1930s, although to what degree is unpredictable at this point. The way to deal with this is to invest more in those countries that are rapidly growing their middle class and industrial demand for their own internal needs, such as the BRICs. In short, we believe the world can be profitably viewed as an enormous infrastructure opportunity that makes that of the US and Canada post-WW II pale into insignificance.

One consequence is that investment portfolios are likely to experience more short term volatility than they have in the past due to the greater price swings of foreign companies, although they will be better diversified by country and currency and are likely to be less volatile intermediate and longer term. Another is that more stocks will necessarily be outside the US, proportional to the growing opportunities outside our borders. The US has been the growth engine of the world and the beneficiary of huge capital inflows for 200 years. We and the EU are now handing off that torch to many new developing nations, and investors should not lose sight of this fundamental change and the opportunities it offers.

A good example is Fund holding Companhia Siderurgica Nacional (SID), the big, integrated Brazilian steel company. Brazil has become not only the economic engine of Latin America, it is probably the best managed of all the developing global economies, with new environmental safeguards imposed on companies like CSN by Brazil, as well as CSN's attainment of ISO 14001 environmental certification of its two largest mining operations. CSN illustrates the kind of rapid internal growth we are looking for in the developing world, in addition to being one of the more socially responsible companies in South America. Their steel exports to the rest of the world over the last two and a half years have shrunk to about 15% from well over 50%, even as they have doubled production.

The reason is that the country's middle class and their industrial sectors are growing so fast they are almost at the point of requiring CSN's entire steel production for internal growth alone. They are by far the most profitable steel company in the world. A big part of the reason is that they own their own metallurgical quality coal mines, their own iron ore mines, and their own transport and port facilities. They are not hostage to the big mining companies such as Rio Tinto and BHP Billiton that are holding up the Chinese by nearly doubling the price of iron ore to them recently. They aren't hampered by soaring transoceanic shipping costs for their raw materials inputs, as is the case for Japanese and EU companies.

Growth in the US is currently negative, will remain so for the rest of 2008, and is likely at best to be only 1% or so in 2009. Earnings will be lower, banks will write off far more debt, real estate still has a long way to fall, and so do the indexes. The US has some serious problems ahead, but we will work through them. American companies are amazingly resilient, as are the American people. It's only a recession. We've had them before and we'll have them again. The problems this time are just different. We expect the industrial manufacturing sectors of the US economy to do well, thanks to growth of the BRICs and Eastern Europe. We don't expect negative growth throughout the US, just in the half or so of the economy dependent on banking, real estate, finance and discretionary consumer spending, and we aren't investing there. Growth in the BRICs will slow significantly, but not stop.

We believe investors should not expect the kinds of high returns typical of secular bull markets over the next few years, though. We are in a secular bear market. Returns will be tougher to come by. Dividends will become more important in lowering the capital gains hurdle. Expect returns in the mid- to high single digits if we do everything right and avoid making any big mistakes, and much less than that if we screw up.

There are opportunities in any situation, and that's the case today. The big US multinational industrials have a century or more of experience in operating in foreign countries, in adapting to change, in managing acquisitions, in working through recessions, and in meeting new needs — experience even the best emerging economy multinationals don't have. These US companies should benefit handsomely. It is our goal to take advantage for our investors of the global fossil fuel energy scarcity and its solutions, and the huge opportunities from the internal growth of the middle class in developing and emerging economies, and to do it without sacrificing our beliefs in human progress and social justice, environmental responsibility, and animal rights.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert Loest, Ph.D., CFA

Senior Portfolio Manager

The views expressed are those of Robert Loest, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

June 30, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to Integrity Funds Distributor, Inc. at 1 Main Street North, Minot, ND 58703 or call 800-276-1262. All inquiries regarding account information should be directed to Integrity Fund Services, Inc. at P.O. Box 759, Minot, ND 58702 or call 800-601-5593.

To reduce expenses, the Fund may mail only one copy of its prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions June 30, 2008 (Unaudited)

American Depository Receipt

A negotiable certificate representing a given number of shares of stock in a foreign corporation; it is bought and sold in the American securities markets, just as stock is traded

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis

Consumer Price Index

A commonly used measure of inflation; it does not represent an investment return

Depreciation

Decrease in the value of an asset

Growth Fund

A type of diversified common stock fund that has capital appreciation as its primary goal; it invests in companies that reinvest most of their earnings for expansion, research, or development

Growth & Income Fund

Fund that invests in common stocks for both current income and long-term growth of capital and income

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value

Market Value

Actual price at which a fund trades in the marketplace

Net Asset Value

The value of all a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge

Offering Price

The price at which a mutual fund's share can be purchased; the offering price per share is the current net asset value plus any sales charge

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 30, 2008 (Unaudited)

COMPOSITION

Portfolio Market Sectors

(As a percentage of Net Assets)

E—Energy	24.8%
O—Other	19.7%
I—Industrial	15.8%
M—Materials	15.2%
IT—Information Technology	13.8%
F—Financial	5.6%
HC—Health Care	5.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS
(As a percentage of Net Assets)

1.	Wells Fargo Advantage Investment Money Market	14.8%
2.	Western Union Company	3.9%
3.	Vestas Wind Energy - ADR	3.5%
4.	Chesapeake Energy Corp.	3.5%
5.	McDermott International Inc.	3.2%
6.	BHP Billiton Ltd.	3.1%
7.	Linear Techology	3.0%
8.	Agnico-Eagle Mines Ltd.	2.9%
9.	3M Co.	2.7%
10.	Cabot Oil & Gas Corporation	2.7%

The Fund's holdings are subject to change at any time.

June 30, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2007 to June 30, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/07	Ending Account Value 06/30/08	Expenses Paid During Period*
Actual	$1,000.00	$986.99	$7.95
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.07

*Expenses are equal to the annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (1.30%) for the six-month period of December 31, 2007 to June 30, 2008.

June 30, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2008
Integrity Growth & Income Fund	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
Without Sales Charge	(1.73%)	9.43%	11.90%	4.16%	9.61%
With Sales Charge (5.75%)	(7.37%)	7.29%	10.59%	3.54%	9.13%

Lipper Mlt-Cap Core Index	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
	(12.67%)	5.34%	8.89%	3.94%	9.45%

S&P 500 Index	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
	(13.12%)	4.41%	7.58%	2.88%	9.79%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to April 22, 2005 reflects the historical information of IPS Millennium Fund. The assets of IPS Millennium Fund were acquired by the Fund at the close of business on April 22, 2005. In connection with such acquisition, the shares of IPS Millennium Fund were exchanged for shares of the Fund.

The results from April 22, 2005 to December 31, 2006 were achieved while the Fund was managed by Integrity Money Management, Inc. ("Integrity Money Management") and IPS Advisory, Inc. ("IPS Advisory"). Effective February 1, 2007, IPS Advisory was removed as sub-adviser for the Fund, but the Fund's portfolio manager, formerly Chief Executive Officer of IPS Advisory, became employed by Integrity Money Management and remains the same. The results prior to April 22, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques, which may have produced different results than those achieved by Integrity Money Management.

June 30, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund, the Lipper Mlt-Cap Core Index, and the S&P 500 Index

	Integrity Growth & Income Fund without Sales Charge	Integrity Growth & Income Fund with Maximum Sales Charge	Lipper Mlt-Cap Core Index	S&P 500 Index
1997	$10,000	$9,427	$10,000	$10,000
1998	$14,030	$13,226	$11,869	$12,858
1999	$30,695	$28,935	$14,334	$15,563
2000	$23,544	$22,195	$13,856	$14,146
2001	$13,585	$12,806	$12,365	$12,465
2002	$9,837	$9,273	$9,676	$9,710
2003	$12,195	$11,496	$12,706	$12,496
2004	$13,646	$12,863	$14,281	$13,855
2005	$14,918	$14,063	$15,455	$14,536
2006	$17,162	$16,178	$17,640	$16,832
2007	$18,529	$17,467	$18,693	$17,756
06/30/08	$18,288	$17,240	$16,771	$15,641

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The Fund's performance prior to April 22, 2005 reflects the historical information of IPS Millennium Fund. The assets of IPS Millennium Fund were acquired by the Fund at the close of business on April 22, 2005. In connection with such acquisition, the shares of IPS Millennium Fund were exchanged for shares of the Fund.

The results from April 22, 2005 to December 31, 2006 were achieved while the Fund was managed by Integrity Money Management and IPS Advisory. Effective February 1, 2007, IPS Advisory was removed as sub-adviser for the Fund, but the Fund's portfolio manager, formerly Chief Executive Officer of IPS Advisory, became employed by Integrity Money Management and remains the same. The results prior to April 22, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques, which may have produced different investment results than those achieved by Integrity Money Management.

June 30, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management or any of its affiliates. These are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 73	Trustee	Indefinite Since June 2003	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (since April 2005); Trustee, Integrity Managed Portfolios (since January 1996).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since June 2003	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); Trustee, Integrity Managed Portfolios (since January 1999).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

he Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2),(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since June 2003	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios, and (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist(2) 1 N. Main St. Minot, ND 58703 74	Vice President, Secretary	Indefinite Since June 2003	3

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, Vice President and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments June 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (82.8%)

Chemicals (4.1%)
Sigma—Aldrish	16,000	$861,760
*Fuel Tech Inc	40,000	704,800
		1,566,560
Clean Energy (13.0%)
*Energy Conversion Devices	10,000	736,400
*Ocean Power Technologies	50,000	450,000
Ormat Technologies Inc	20,000	983,600
*Sunpower Corp Class A	10,000	719,800
*Suntech Power Holdings—ADR	20,000	749,200
*Vestas Wind Energy—ADR	30,000	1,324,200
		4,963,200

Construction & Engineering (2.5%)
*KHD Humboldt Wedag International	30,000	945,900

Consumer Finance (5.6%)
Western Union Company	60,000	1,483,200
Wilmington Trust Corp	25,000	661,000
		2,144,200

Food Products (2.5%)
H.J. Heinz Co	20,000	957,000

Health Care Equipment & Services (5.1%)
Johnson & Johnson	15,000	965,100
*Waters Corp	15,000	967,500
		1,932,600

Industrial Conglomerates (9.1%)
Emerson Electric Co	15,000	741,750
General Electric	15,000	400,350
Graco Inc	20,000	761,400
Siemens AG—ADR	5,000	550,650
3M Co	15,000	1,043,850
		3,498,000

Informational Sevices (2.4%)
John Wiley & Sons Inc	20,000	900,600

Machinery (4.2%)
Caterpillar Inc	12,000	885,840
Illinois Tool Works	15,000	712,650
		1,598,490

Metals & Mining (11.1%)
Agnico-Eagles Mines Ltd	15,000	1,115,550
BHP Billiton Ltd—ADR	14,000	1,192,660
Companhia Siderurgica Nacional	15,000	666,150
Potash Sask	3,000	685,710
*Thompson Creek Metals Co Inc	30,000	585,000
		4,245,070

Oil & Gas E&D (11.8%)
Cabot Oil & Gas Corporation	15,000	$1,015,950
Chesapeake Energy Corp	20,000	1,319,200
Suburban Propane Partners	25,000	955,750
*McDermott International Inc.	20,000	1,237,800
		4,528,700

Semiconductors & Equipment (6.9%)
Applied Materials	50,000	954,500
Linear Technology Corp	35,000	1,139,950
*Nvidia Corp	30,000	561,600
		2,656,050

Software & Services (4.5%)
*Adobe Systems Inc	25,000	984,750
Microsoft Corp	27,000	742,770
		1,727,520

TOTAL COMMON STOCKS (COST: $30,969,552)		$31,663,890

SHORT-TERM SECURITIES (14.8%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $5,647,626)	5,647,626	$5,647,626

TOTAL INVESTMENTS IN SECURITIES (COST: $36,617,178)		$37,311,516
OTHER ASSETS LESS LIABILITIES		920,994

NET ASSETS		$38,232,510

*Non-income producing
ADR—American Depository Receipt

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$37,311,516
Level 2—Other Significant Observable Inputs	0
Level 3—Significant Unobservable Inputs	—
Total	$37,311,516

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $36,617,178)	$37,311,516
Accrued dividends receivable	21,750
Accrued interest receivable	8,769
Receivable for fund shares sold	4,420
Cash	952,820
Prepaid expenses	11,100
Total Assets	$38,310,375

LIABILITIES
Accrued expenses	$42,013
Payable for fund shares redeemed	4,410
Payable to affiliates	31,442
Total Liabilities	$77,865

NET ASSETS	$38,232,510

Net assets are represented by:
Capital stock outstanding, at par	$989
Additional paid-in capital	75,905,616
Accumulated undistributed net realized gain (loss) on investments	(38,420,910)
Accumulated undistributed net investment income	52,477
Unrealized appreciation (depreciation) on investments	694,338
Total amount representing net assets applicable to 988,530 outstanding shares of $0.001 par value common stock (unlimited shares authorized)	$38,232,510

Net asset value per share	$38.68

Public Offering Price (based on sales charge of 5.75%)	$41.04

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Operations

For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$108,974
Dividends	245,041
Total Investment Income	$354,015

EXPENSES
Investment advisory fees	$188,461
Distribution (12b-1) fees	94,231
Transfer agent fees	37,692
Accounting service fees	21,423
Administrative service fees	28,269
Custodian fees	3,786
Professional fees	11,774
Trustees fees	2,373
Transfer agent out-of-pockets	4,076
Reports to shareholders	12,213
License, fees, and registrations	10,745
Foreign tax expense	1,093
Audit fees	4,970
Insurance expense	598
Legal fees	6,100
Total Expenses	$427,804
Less expenses waived or absorbed by the Fund' s manager	(126,266)
Total Net Expenses	$301,538

NET INVESTMENT INCOME (LOSS)	$52,477

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(130,511)
Net change in unrealized appreciation (depreciation) of investments	(589,736)
Net Realized and Unrealized Gain (Loss) on Investments	$(720,247)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(667,770)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Changes in Net Assets

For the six months ended June 30, 2008 and the year ended December 31, 2007

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$52,477	$198,736
Net realized gain (loss) on investment transactions	(130,511)	5,067,188
Net change in unrealized appreciation (depreciation) on investments	(589,736)	(1,874,254)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(667,770)	$3,391,670

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.00 and $0.20 per share, respectively)	$0	$(205,886)
Distributions from net realized gain on investment transactions ($0.00 and $0.01 per share, respectively)	0	(9,677)
Total Dividends and Distributions	$0	$(215,563)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,461,797	$1,877,557
Proceeds from reinvested dividends	0	207,287
Cost of shares redeemed	(3,464,445)	(10,692,334)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(2,002,648)	$(8,607,490)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,670,418)	$(5,431,383)
NET ASSETS, BEGINNING OF PERIOD	40,902,928	46,334,311
NET ASSETS, END OF PERIOD	$38,232,510	$40,902,928

Undistributed Net Investment Income	$52,477	$19,750

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2008 (Unaudited)

Note 1. ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the "Trust") and is registered under the 1940 Act as a diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three portfolios are offered. On April 22, 2005, the IPS Millennium Fund and IPS New Frontier Fund (the "IPS Funds") were reorganized into the Fund and became a series of the Trust. Prior to this date, the IPS Funds were organized as an Ohio statutory trust on August 10, 1994, and were registered under the 1940 Act as an open-end management investment company. The accompanying financial statements and financial highlights are those of the Fund.

The Fund's objective is to provide long-term growth of capital with dividend income as a secondary objective.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Assets for which market quotations are available are valued as follows:

•	listed securities:	valued at the closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at the last reported current bid price
•	unlisted securities:	valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. ("Integrity Fund Services") obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by Integrity Fund Services using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements—In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Realization of the collateral by the Fund may be delayed or limited if the seller defaults and the fair value of the collateral declines.

Contingent Deferred Sales Charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertaintyin Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through December 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as "Other Expense".

The tax character of distributions paid was as follows:

	December 31, 2007	December 29, 2006
Tax-exempt Income	$0	$0
Ordinary Income	215,563	381,900
Long-term Capital Gains	0	0
Total	$215,563	$381,900

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$19,750	$0	$0	($38,290,399)	$1,284,074	$36,986,575

As of December 31, 2007, the Fund had net capital loss carryforwards of $38,290,399, which are available to offset future realized gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2008	$38,290,399

For the year ended December 31, 2007, the Fund made $243,352,137 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2007, the Fund deferred to July 1, 2009 post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders—Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income at the end of the calendar year.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income—Dividend income is recognized on the ex-dividend date.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications—Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2008, there were unlimited shares of $0.001 par authorized; 988,530 and 1,043,809 were outstanding at June 30, 2008 and December 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
Shares sold	38,164	48,004
Shares issued on reinvestment of dividends	0	5,277
Shares redeemed	(93,443)	(279,219)
Net increase (decrease)	(55,279)	(225,938)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund's average daily net assets. The Fund has recognized $109,311 of investment advisory fees after a partial waiver for the six months ended June 30, 2008. The Fund has a payable to Integrity Money Management of $17,655 at June 30, 2008 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Integrity Money Management has contractually agreed until March 31, 2009 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the net annual operating expenses of the Fund do not exceed 1.60%. After this date, the expense limitation may be terminated or revised. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $47,115 of distribution fees after partial waiver for the six months ended June 30, 2008. The Fund has a payable to Integrity Funds Distributor of $8,176 at June 30, 2008 for distribution fees.

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund has recognized $37,692 of transfer agency fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $6,541 at June 30, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. The Fund has recognized $21,423 of accounting service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $3,635 at June 30, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.15% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund has recognized $28,269 of administrative service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $4,906 at June 30, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $26,270,124 and $23,940,537, respectively, for the six months ended June 30, 2008.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $36,617,178. The net unrealized appreciation of investments based on the cost was $694,338, which is comprised of $2,824,956 aggregate gross unrealized appreciation and $2,130,618 aggregate gross unrealized depreciation.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements". This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In accordance with the provisions of SFAS 157, the Fund adopted this standard effective January 1, 2008. The implementation of the standard did not impact the amounts reported in the financial statements, however additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements on changes in net assets for the period.

Financial Highlights June 30, 2008

Selected per share data and ratios for the periods indicated

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Year Ended December 29, 2006	For The Period December 1, 2005 Through December 30, 2005	For The Year Ended December 30, 2005	For The Year Ended November 30, 2004(A)	For The Year Ended November 30, 2003(A)
NET ASSET VALUE, BEGINNING OF PERIOD	$39.19	$36.49	$31.98	$31.74	$29.11	$26.03	$22.43

Income from Investment Operations:
Net investment income (loss)	$.05	$.19	$.32	$.01	$.23	$.41	$.08
Net realized and unrealized gain (loss) on investment transactions	(.56)	2.72	4.49	.24	3.11	2.78	3.52
Total Income (Loss) From Investment Operations	$(.51)	$2.91	$4.81	$.25	$3.34	$3.19	$3.60

Less Distributions:
Dividends from net investment income	$.00	$(.20)	$(.29)	$(.01)	$(.71)	$(.11)	$.00
Distributions from net realized gains	.00	(.01)	(.01)	.00	.00	.00	.00
Total Distributions	$.00	$(.21)	$(.30)	$(.01)	$(.71)	$(.11)	$.00

NET ASSET VALUE, END OF PERIOD	$38.68	$39.19	$36.49	$31.98	$31.74	$29.11	$26.03

Total Return	(2.60%)(B),(E)	7.97%(B)	15.04%(B	9.58%(B),(E)	11.60%(B)	12.28%	16.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$38,233	$40,903	$46,334	$52,148	$52,804	$67,259	$79,384
Ratio of net expenses (after expense assumption) to average net assets	1.60%(C),(E)	1.60%(C)	1.56%(C)	1.50%(C),(E)	1.46%(C)	1.40%	1.40%
Ratio of net investment income to average net assets	0.28%(E)	0.46%	0.84%	0.41%(E)	0.66%	1.48%	0.36%
Portfolio turnover rate	75.64%	99.47%	94.23%	9.66%	107.61%(D)	77.87%	169.37%

(A) The financial highlights as set forth herein reflect the historical financial highlights of IPS Millennium Fund. The assets of IPS Millennium Fund were acquired by the Fund as of the close of business on April 22, 2005. In connection with such acquisition, the shares of IPS Millennium Fund were exchanged for shares of the Fund.

(B) Excludes maximum sales charge of 5.75%.

(C) During the periods since April 22, 2005, Integrity Mutual Funds assumed and/or waived expenses of $126,266, $303,218, $400,347, $40,314, and $259,259, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 2.27%, 2.30%, 2.39%, 2.41%, and 1.91%, respectively. During the periods prior to April 22, 2005, IPS Advisory did not assume/waive any expenses.

(D) Calculation excludes the value of securities acquired by the IPS New Frontier Fund of $622,328 in purchases and $2,123,907 in sales for the period.

(E) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity High Income Fund (the "Fund") for the six months ended June 30, 2008. The Fund's portfolio and related financial statements are presented within for your review.

Market Recap

The tone of the high yield market was strong during much of the second quarter as the combination of improving technicals and better than expected earnings drove high yield spreads substantially tighter throughout April and May. Sentiment turned negative in June; however, as the combination of weaker economic data and increasing energy prices stoked fears of recession and inflation.

The yield-to-worst on the Lehman U.S. Corporate High Yield Index ended the second quarter at 10.89% as spreads tightened 73 basis points (bps) to +708 on an option-adjusted (OAS) basis. For the quarter, the Lehman U.S. Corporate High Yield Index returned +1.76% outperforming both the S&P 500 Index (-2.73%) and the 10-year Treasury (-3.56%).

Following the relatively strong earnings and cash flow momentum during the first half of the year, our expectations are for slower growth in revenues and EBITDA during the second half of 2008. Fortunately, compared to previous cycles, the majority of companies in the high yield universe today have stronger balance sheets and minimal refinancing needs, which should help mitigate credit deterioration in the current economic downturn. While the 12-month trailing domestic default rate increased from 0.72% to 0.84% this quarter, it remains well below the long-term average of 4.41%. Looking forward, the amount of distressed debt represented only 2.52% of the domestic market as of June 30th, implying that the default rate should remain below the long-term average over the next 6-12 months.

New issue activity picked up significantly in May and June after the scarcity of new deals in the first four months of this year. During the second quarter, 76 deals totaling $28.2 billion priced in the high yield primary market, compared with 140 issues totaling $56.4 billion for the same period last year. The U.S. high yield mutual fund market experienced total inflows of approximately $3.7 billion during the second quarter, compared to $1.3 billion in inflows during the same period last year. Strong demand and inflows in April and May offset the outflows experienced at the end of the quarter. Year-to-date redemptions, maturities, tenders and upgrades to investment grade totaled $50.1 billion, versus $86.1 billion for the same period last year. These activities effectively create additional market demand for remaining issues.

Integrity High Income Fund Class A & Class C returned (-7.19%)* and (-7.51%)*, respectively, for the six months ended June 30, 2008, compared to a (-1.30%) return for the benchmark (Lehman U.S. Corporate High Yield Index) for the comparable period.

The portfolio is currently overweight to independent energy, consumer products, and media-cable sectors. This is driven by our view of the relative value opportunities within those sectors and/or the favorable fundamental outlooks. The portfolio is currently underweight to finance companies, electric utilities, and paper sectors. We are not compelled by the valuations within these sectors due to challenging fundamental outlooks.

Market Outlook

At current spread levels of 708 basis points, valuations are attractive as we believe the market continues its aggressive assessment of future credit decline. The decelerating U.S. growth environment combined with rising energy and raw material costs will pressure corporate profit margins; but as we stated earlier, the majority of companies in the high yield universe today have stronger balance sheets and minimal refinancing needs, which should help mitigate credit deterioration in the current economic downturn. In the short-term, we expect volatility to remain elevated, reflecting the more uncertain economic environment. Longer term, we believe current valuations will prove attractive and expect spreads will tighten as current levels overly discount our expectation for defaults. Default rates should increase but remain below average in 2008 due to low refinancing requirements, flexible debt terms and still solid corporate cash flows. Security selection remains critical to our strategy and we will rely on our bottom up security selection process to capitalize on dislocations in relative value.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert L. Cook, CFP Senior Portfolio Manager and Managing Director J.P. Morgan Investment Management Inc.	Thomas G. Hauser Vice President J.P. Morgan Investment Management, Inc.

The views expressed are those of Robert L. Cook, Senior Portfolio Manager and Managing Director, and Thomas G. Hauser, Vice President, J.P. Morgan Investment Management Inc. ("JPMIM"), Sub-Adviser to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

High yield securities are lower quality debt securities and are subject to greater risk of default or price changes due to changes in the credit quality of the issuer.

June 30, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to Integrity Funds Distributor, Inc. at 1 Main Street North, Minot, ND 58703 or call 800-276-1262. All inquiries regarding account information should be directed to Integrity Fund Services, Inc. at P.O. Box 759, Minot, ND 58702 or call 800-601-5593.

To reduce expenses, the Fund may mail only one copy of its prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions June 30, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis

Coupon Rate or Face Rate

Rate of interest payable annually based on the face amount of the bond; expressed as a percentage

Depreciation

Decrease in the value of an asset

Market Value

Actual (or estimated) price at which a fund trades in the marketplace

Maturity

Measure of the term or life of a bond in years; a bond "matures" when the issuer repays the principal

Multiple Classes of Shares

Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options, which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value

The value of all a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge

Offering Price

The price at which a mutual fund's share can be purchased; the offering price per share is the current net asset value plus any sales charge

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 30, 2008 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

B	46.3%
BB	31.9%
BBB	1.9%
CCC	17.2%
D	2.6%
NR	0.1%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services ("Moody's") and Standard & Poor's Ratings Group ("S&P").

These percentages are subject to change.

KEY STATISTICS

A Shares		C Shares
December 31, 2007 NAV (share value)	$8.43	December 31, 2007 NAV (share value)	$8.45
June 30, 2008 NAV	$7.51	June 30, 2008 NAV	$7.53

Total Net Assets	$79,156,595
Number of Issues	117
Average Maturity	6.6 years

June 30, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2007 to June 30, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/07	Ending Account Value 06/30/08	Expenses Paid During Period*
Actual
Class A	$1,000.00	$928.14	$8.25
Class C	$1,000.00	$924.93	$11.83
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.31	$8.63
Class C	$1,000.00	$1,012.57	$12.37

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.71% for Class A and 2.46% for Class C), multiplied by the average account value over the period, multiplied by 180/360 days. Class A's ending account value in the "Actual" section of the table is based on its actual total return of (7.19%) for the six-month period of December 31, 2007 to June 30, 2008. Class C's ending account value in the "Actual" section of the table is based on its actual total return of (7.51%) for the six-month period of December 31, 2007 to June 30, 2008.

June 30, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2008
Integrity High Income Fund* Class A Shares	1 year	3 year	5 year	10 year	Since Inception (April 30, 2004)
Without Sales Charge	(18.82%)	(1.07%)	N/A	N/A	2.09%
With Sales Charge (4.25%)	(22.29%)	(2.49%)	N/A	N/A	1.04%

Integrity High Income Fund* Class C Shares	1 year	3 year	5 year	10 year	Since Inception (April 30, 2004)
Without CDSC	(19.38%)	(1.79%)	N/A	N/A	1.25%
With CDSC (1.00%)	(20.12%)	(1.79%)	N/A	N/A	1.25%

Lehman Brothers High Yield Corporate Bond Index	1 year	3 year	5 year	10 year	Since Inception (April 30, 2004)
	(2.26%)	4.55%	N/A	N/A	5.78%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

*The Fund's performance prior to May 5, 2008, was achieved while the Fund was managed by another sub-adviser, who used different investment strategies and techniques, which may have produced different results than those achieved by the current investment adviser. SMH Capital Advisors, Inc. served as investment adviser to the Fund from April 30, 2004 through May 4, 2008. Effective May 5, 2008, J.P. Morgan Investment Management Inc. is the sub-adviser to Integrity High Income Fund. A shareholder confirmation process will follow.

June 30, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers High Yield Corporate Bond Index

CLASS A SHARES

	Integrity High Income Fund without Sales Charge*	Integrity High Income Fund with Maximum Sales Charge*	Lehman Brothers High Yield Corporate Bond Index
04/30/2004	$10,000	$9,579	$10,000
2004	$10,981	$10,518	$10,934
2005	$11,803	$11,306	$11,233
2006	$13,061	$12,511	$12,567
2007	$11,746	$11,251	$12,803
06/30/2008	$10,902*	$10,442*	$12,636

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

*The Fund's performance prior to May 5, 2008, was achieved while the Fund was managed by another sub-adviser, who used different investment strategies and techniques, which may have produced different results than those achieved by the current investment adviser. SMH Capital Advisors, Inc. served as investment adviser to the Fund from April 30, 2004 through May 4, 2008. Effective May 5, 2008, J.P. Morgan Investment Management Inc. is the sub-adviser to Integrity High Income Fund. A shareholder confirmation process will follow.

June 30, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser, or any of its affiliates. These are the "Independent" Trustees. Two of the remaining three Trustees and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Trustee	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 73	Trustee	Indefinite Since June 2003	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (since April 2005); Trustee, Integrity Managed Portfolios (since January 1996).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Trustee	Indefinite Since June 2003	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); Trustee, Integrity Managed Portfolios (since January 1999).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

The Interested Trustees and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2),(3) 1 N. Main St. Minot, ND 58703 63	Trustee, Chairman, Interim President	Indefinite Since June 2003	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management, Inc.; Director, President and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios, and (since June 2003), The Integrity Funds.

					Minot Park Board

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX(1)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Peter A. Quist(2) 1 N. Main St. Minot, ND 58703 74	Vice President Secretary	Indefinite Since June 2003	3

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, Vice President and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since June 2003).

None
Adam C. Forthun 1 N. Main St. Minot, ND 58703 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Trustees and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Trustee and Chairman of the Fund.

Trustees and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

June 30, 2008 (Unaudited)

Board Approval of Investment Sub-Advisory Agreement with J.P. Morgan Investment Management, Inc.

Effective May 5, 2008, J.P. Morgan Investment Management Inc. ("JPMIM") assumed responsibility for the daily management of the Fund's assets. SMH Capital Advisors, Inc. ("SMH") served as sub-adviser to the Fund until May 4, 2008. Since the termination of SMH, to ensure continuity of portfolio management services, JPMIM has been serving as sub-adviser to the Fund pursuant to an interim sub-advisory agreement (the "Interim Sub-Advisory Agreement") with Integrity Money Management, Inc. ("Integrity Money Management"). Shareholder approval is required for a new sub-advisory agreement with JPMIM (the "New Sub-Advisory Agreement"). The Interim Sub-Advisory Agreement will be in effect (i) for 150 days after the termination of SMH (i.e., October 1, 2008); (ii) until shareholders approve the New Sub-Advisory Agreement; or (iii) until the Interim Sub-Advisory Agreement is otherwise terminated in accordance with its terms, whichever occurs first.

The Board of Trustees (the "Board") determined that it was in the best interests of the Fund to appoint JPMIM as sub-adviser to the Fund and, in that regard, approved the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement (collectively, the "Agreements").

Sub-Advisory Agreement with JPMIM

The following paragraphs summarize the material information and factors considered by the Board, including a majority of the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Agreements.

At a meeting held on February 20, 2008, in light of concerns that had been expressed by the Board and Integrity Money Management about the performance of the Fund, and in connection with considering whether SMH should be replaced as sub-adviser to the Fund, representatives of JPMIM were invited to make a presentation to the Board. At this meeting, the Board received written information from JPMIM, which outlined, among other things, the nature, extent, and quality of services to be provided by JPMIM, the organization and operations of JPMIM, the depth of experience and background of the personnel proposed to manage the Fund and their investment process, and proposed sub-advisory fees. At the meeting, JPMIM responded to questions from the Board, including, among other things, questions relating to the quality and expertise of the portfolio managers, their experience with this asset class, investment process and sell discipline, experience with transitioning a fund from another adviser, performance history with other clients, brokerage selection, plans to grow the Fund, and compliance history. At a meeting held on February 27, 2008, the Board met to further discuss JPMIM as a sub-adviser for the Fund. The Board discussed with Integrity Money Management, among other things, the cost savings to shareholders through a reduction in Integrity Money Management's fee in light of the anticipated reduction in the sub-advisory fee to JPMIM, the one-year and three-year performance of the Fund ended January 31, 2008, Fund share purchases and redemptions (in the aggregate per class as well as through certain brokers), and the plans to grow the Fund in light of the anticipated change in sub-advisers. The Board also considered the differences in investment process of JPMIM in comparison to that of SMH. It is with this background that the Board considered the termination of SMH and the appointment of JPMIM. The Board applied its business judgment to determine whether the proposed sub-advisory arrangements are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

At a meeting on March 4, 2008, the Board approved the termination of SMH as sub-adviser to the Fund, effective May 4, 2008. The Board also approved JPMIM to serve as sub-adviser to the Fund following the termination of the SMH sub-advisory agreement. Accordingly, the Board approved that Integrity Money Management enter into an interim sub-advisory agreement with JPMIM on behalf of the Fund to take effect upon the termination of the SMH sub-advisory agreement. At a meeting held on April 30, 2008, the Board was updated on the Fund's due diligence trip to JPMIM, including reviewing JPMIM's compliance process and research and investment process. After further discussion, the Board approved the New Sub-Advisory Agreement and determined to recommend it to shareholders of the Fund for their approval.

As outlined in more detail below, the Board, including the Independent Trustees, considered all factors they believed relevant with respect to appointing JPMIM and approving the Agreements.

Nature, Extent, and Quality of Services: In reviewing the Agreements, the Board considered the nature, quality, and extent of services to be provided by JPMIM. In this regard, the Board considered the history and investment experience of JPMIM and reviewed the qualifications, background, and responsibilities of its portfolio managers and certain other relevant personnel. The Board recognized that JPMIM has significant expertise in managing high yield corporate bond portfolios and its investment style. In addition, the Board considered that JPMIM has experience specifically in transitioning portfolios from another adviser. At the February 20, 2008 meeting, the Trustees were able to ask questions about, among other things, the expertise of the portfolio managers, their proposed investment management for the Fund, and compliance history of JPMIM. The Board compared the nature, extent, and quality of services expected to be provided by JPMIM with those that had been provided by SMH. The Board also recognized the reputation and resources of JPMIM. In light of the information presented and the considerations made, the Board was satisfied that the nature, quality, and extent of services to be provided to the Fund by JPMIM are expected to be satisfactory.

Fees and Expenses: The Board considered the sub-advisory fees to be paid to JPMIM under the Agreements. In this regard, the Board considered the proposed sub-advisory fee rate and how it would relate to the overall management fee structure of the Fund, recognizing that the fees to be paid to JPMIM would be paid by Integrity Money Management. The Board noted that the sub-advisory fee to JPMIM is expected to be less than that paid by Integrity Money Management to SMH. As noted above, under the New Sub-Advisory Agreement, JPMIM will be paid a sub-advisory fee at an annual rate equal to 0.35% of the Fund's average daily net assets; JPMIM is currently being paid at this rate under the Interim Sub-Advisory Agreement, which became effective May 5, 2008. SMH, however, received an annual fee of one half of the net advisory fee earned by Integrity Money Management. Integrity Money Management previously received a fee at an annual rate of 1.00% of the Fund's average daily net assets. To pass expected cost savings from the sub-advisory arrangement with JPMIM onto shareholders, the Board recognized that Integrity Money Management proposed to reduce its advisory fee to an annual rate of 0.85% of average daily net assets effective May 5, 2008. In addition, Integrity Money Management agreed to reduce the expense cap for the Fund. In this regard, Integrity Money Management agreed to waive fees and reimburse expenses to maintain the expense level of the Fund at the following annual rates (as a percentage of average daily net assets) effective May 5, 2008 through March 31, 2009: 1.60% (Class A); and 2.35% (Class C). Prior to May 5, 2008, the expense cap was 1.75% (Class A) and 2.50% (Class C) (as a percentage of average daily net assets). On the basis of the information provided on the proposed fees, including the reduction in advisory fee paid by the Fund to Integrity Money Management and the related cost savings to shareholders, the Board approved the sub-advisory fee in light of the nature, quality, and extent of services expected to be provided by JPMIM under the Agreements.

Investment Performance: The Board considered the recent performance of the Fund, including the one-year and three-year performance ending January 31, 2008 in assessing whether to replace SMH. The Trustees considered the factors contributing to the Fund's performance, including SMH's investment process and sell discipline, and compared them to that followed by JPMIM.

Benefits to JPMIM: The Board considered whether JPMIM would receive any indirect benefits as a result of its relationship with the Fund. In this regard, the Board noted that JPMIM does not currently engage in soft dollar arrangements pursuant to which a portion of the Fund's commissions may be used to acquire research that may be useful to JPMIM in managing the Fund or other clients.

Economies of Scale: The Trustees reviewed the reduction in asset size of the Fund and therefore did not identify any economies of scale to be realized by the Fund at this time.

Profitability: Although a profitability analysis was not available for serving as sub-adviser, the Trustees recognized that the proposed sub-advisory fee to JPMIM was expected to be lower than that paid to SMH, and the sub-advisory fee was a result of arms-length negotiations. In addition, as the sub-advisory fee under the Agreements is paid by Integrity Money Management, the profitability to JPMIM from its relationship with the Fund was not a material factor in the Board's consideration.

In voting to approve the Agreements, the Trustees did not identify any single factor as being of paramount importance. In this regard, the Trustees' considerations were premised on numerous factors, including the nature, quality, and resources of JPMIM, and the strategic plan involving the Fund.

Based on their review of the Agreements, the materials provided, and the considerations described above, the Trustees, including a majority of the Independent Trustees, determined that the adoption of the Agreements would be in the best interests of the Fund and its shareholders and should be approved.

Potential Conflicts of Interest—Investment Sub-Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

•

Similar Investment Companies Sub-Advised by JPMIM

JPMIM acts as investment sub-adviser to the following investment companies, each of which has an investment objective similar to that of the Fund: Managers High Yield Fund, a series of Managers Trust II; High Yield Bond Fund, a series of SEI Institutional Investments Trust (SIIT); and High Yield Bond Fund, a series of SEI Institutional Managed Investments Trust (SIMT). The SIIT and SIMT funds are also sub-advised by Ares Management LLC and Nomura Corporate Research and Asset Management, Inc.

•

With respect to securities transactions for the Fund, the sub-advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

•

The appearance of a conflict of interest may arise where the sub-adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the sub-advisers code of ethics will adequately address such conflicts. As compensation for sub-advisory services provided to the Fund under the Interim Sub-Advisory Agreement, Integrity Money Management is required to pay JPMIM a fee computed at an annual rate of 0.35% of the Fund's average daily net assets. If shareholders approve the New Sub-Advisory Agreement, it is anticipated that JPMIM will be compensated at the same rate under the New Sub-Advisory Agreement. Since the dollar amount of the fee will increase as assets increase, JPMIM is expected to receive increased fees as the assets of the Fund increase.

•

JPMIM's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMIM's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting, or exceeding, clients' risk and returns objectives, relative performance to competitors or competitive indices, and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three, and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these deferred amounts vest, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

•

Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities because of market factors or investment restrictions imposed upon JPMIM and its affiliates by law, regulation, contract, or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMIM or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMIM and its affiliates may be perceived as causing accounts it manages to participate in an offering to increase JPMIM's or its affiliates' overall allocation of securities in that offering.

•

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMIM or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JPMIM or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

The goal of JPMIM and its affiliates is to meet their fiduciary obligation with respect to all clients. JPMIM and its affiliates have policies and procedures designed to manage the conflicts. JPMIM and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions, and compliance with JPMIM's Codes of Ethics and JP Morgan Chase & Co.'s Code of Conduct.

With respect to the allocation of investment opportunities, JPMIM and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMIM's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro-rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMIM or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, JPMIM and its affiliates attempt to mitigate any potential unfairness by basing non pro-rata allocations traded through a single trading desk or system upon a predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality, and liquidity in the good faith judgment of JPMIM or its affiliates so that fair and equitable allocation will occur over time.

Integrity Money Management and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments June 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (94.6%)

Agricultural Chemicals (0.5%)
Terra Capital Inc	7.000%	02/01/2017	$400,000	$398,500

Appliances (0.7%)
ALH Fin LLC/ALH Fin Corp	8.500	01/15/2013	600,000	557,622

Auto—Cars/Light Trucks (5.5%)
American Axle	7.875	03/01/2017	2,000,000	1,487,100
Ford Motor Company	6.500	08/01/2018	585,000	324,687
General Motors Corp	7.125	07/15/2013	780,000	504,005
General Motors Corp	8.250	07/15/2023	780,000	472,501
Hertz Corp	8.875	01/01/2014	610,000	561,084
RSC Equipment Rental Inc	9.500	12/01/2014	560,000	469,000
Titan International Inc	8.000	01/15/2012	375,000	375,169
United Rentals North	6.500	02/15/2012	156,000	140,985
				4,334,531

Beverages/Wine/Spirits (0.8%)
Constellation Brands Inc	7.250	09/01/2016	675,000	637,875

Broadcast Serv/Program (9.3%)
CCO Hldgs LLC/CAP Corp	8.750	11/15/2013	1,050,000	966,000
CCH I LLC/CCH I Capital	11.000	10/01/2015	500,000	370,000
Directv Holding/Fing	8.375	03/15/2013	320,000	329,600
Directv Holdings/Fing	6.375	06/15/2015	1,000,000	935,000
Echostar DBS Corp	7.125	02/01/2016	1,470,000	1,356,075
Sirius Satellite Radio	9.625	08/01/2013	3,915,000	3,317,610
				7,274,285

Building—Residential/Commer (4.8%)
K Hovnanian Enterprises	6.250	01/15/2016	600,000	375,000
Kimball Hill Inc. (1)(2)	10.500	12/15/2012	7,856,000	265,926
William Lyon Homes	10.750	04/01/2013	2,461,000	1,439,685
Tousa Inc. (1)(2)	9.000	07/01/2010	1,936,000	1,132,560
Tousa Inc. (1)(2)	7.500	03/15/2011	243,000	19,440
Tousa Inc. (1)(2)	10.375	07/01/2012	4,254,000	340,320
Tousa Inc. (1)(2)	7.500	01/15/2015	2,598,000	207,840
				3,780,771

Cable TV (0.9%)
Echostar DBS Corp(3)	7.750	05/31/2015	705,000	697,950

Casino Hotels (4.4%)
Boyd Gaming Corp	7.125	02/01/2016	240,000	177,000
Harrahs Operating Co Inc(3)	10.750	02/01/2016	815,000	700,884
MGM Mirage	6.625	07/15/2015	3,229,000	2,607,417
				3,485,301

Chemicals—Specialty (2.5%)
Huntsman LLC	11.500	07/15/2012	750,000	781,875
Nalco Company	7.750	11/15/2011	705,000	705,881
Polyone Corp	8.875	05/01/2012	500,000	500,000
				1,987,756

Coal (0.2%)
Arch Western Finance	6.750	07/01/2013	200,000	196,164

Commercial Services (0.3%)
Iron Mountain	6.625	01/01/2016	285,000	269,636

Computers (1.1%)
Sungard Data Systems Inc	10.250	08/15/2015	900,000	905,400

Consumer Products/Misc. (2.5%)
Jarden Corp.	7.500	05/01/2017	1,135,000	992,217
Visant Holding Corp.(4)	0.000/10.250	12/01/2013	1,000,000	981,090
				1,973,307

Containers/Paper/Plastic (2.1%)
Graham Packaging Co	9.875	10/15/2014	550,000	483,659
Smurfit-Stone Container	8.375	07/01/2012	525,000	462,000
Vitro Sab DE CV	9.125	02/01/2017	880,000	704,000
				1,649,659

Data Processing/Management (0.5%)
First Data Corporation(3)	9.875	09/24/2015	500,000	434,175

Divers. Oper./Commer. Svc. (0.9%)
Sally Holdings LLC	9.250	11/15/2014	765,000	738,225

Diversified Manufacture Op. (0.4%)
RBS Global & Rexnord Cor	8.875	09/01/2016	380,000	355,300

Electric/Generation (0.4%)
Edison Mission Energy	7.000	05/15/2017	310,000	292,159

Electric/Integrated (2.2%)
Energy Future Holdings(3)	10.875	11/01/2017	1,680,000	1,751,131

Electronic Comp—Semicon (2.0%)
Advanced Micro Devices	7.750	11/01/2012	714,000	614,468
NXP BV/NXP Funding LLC	9.500	10/15/2015	1,070,000	930,900
				1,545,368

Finance—Auto Loans (4.8%)
Ford Motor Credit Co	7.000	10/01/2013	2,974,000	2,207,630
GMAC LLC	6.875	08/28/2012	2,365,000	1,588,239
				3,795,869

Food—Retail (0.8%)
Chiquita Brands Intl	8.875	12/01/2015	245,000	218,275
Del Monte Corp	6.750	02/15/2015	415,000	398,583
				616,858

Funeral Services/Rel. Items (1.1%)
Service Corp Intl	6.750	04/01/2015	660,000	640,682
Stewart Enterprises	6.250	02/15/2013	250,000	240,435
				881,117

Home Furnishing (2.2%)
Sealy Mattress Co	8.250	06/15/2014	860,000	713,800
Simmons Co	7.875	01/15/2014	500,000	430,000
Simmons Co(4)	0.000/10.000	12/15/2014	750,000	571,155
				1,714,955

Independent Power Producer (1.4%)
Mirant North American LLC	7.375	12/31/2013	315,000	313,702
NRG Energy INC.	7.375	02/01/2016	837,000	790,965
				1,104,667
Investment Mgmt/Advis. Srv. (0.4%)
Nuveen Investments Inc(3)	10.500	11/15/2015	320,000	304,141

Machinery—Const. & Mining (0.8%)
Terex Corp	8.000	11/15/2017	610,000	606,950

Machinery/Electrical (0.5%)
Baldor Electric Co	8.625	02/15/2017	365,000	371,902

Medical—Hospitals (6.8%)
Community Health Systems	8.875	07/15/2015	765,000	771,533
HCA Inc(5)	9.625	11/15/2016	2,280,000	2,356,562
Tenet Healthcare Corp.	9.875	07/01/2014	1,821,000	1,848,224
United Surgical Partners(5)	9.250	05/01/2017	465,000	445,498
				5,421,817

Medical/Biomedical/Gene (1.2%)
Biomet Inc.(5)	10.375	10/15/2017	900,000	951,750

Metal—Diversified (0.4%)
Freeport-McMoran C&G	8.250	04/01/2015	325,000	336,125

Mining Services (0.5%)
Noranda Aluminium Acquisition(5) (6)	6.828	05/15/2015	430,000	364,425

Miscellaneous Manufacturer (0.9%)
Hawker Beechcraft Acq Co(5)	8.875	04/01/2015	605,000	609,810
Hawker Beechcraft Acq Co	9.750	04/01/2017	50,000	49,933
Propex Fabrics Inc. (1)(2)	10.000	12/01/2012	2,118,000	21,180
				680,923

Multimedia (0.7%)
Quebecor Media	7.750	03/15/2016	560,000	522,200

Oil Co.—Explor. & Prod. (10.1%)
Atlas Energy Res LLC(3)	10.750	02/01/2018	285,000	299,250
Brigham Exploration Co.	9.625	05/01/2014	3,725,000	3,659,663
Chaparral Energy Inc	8.875	02/01/2017	275,000	243,881
Chesapeake Energy Corp	7.250	12/15/2018	315,000	308,133
Denbury Resources Inc	7.500	04/01/2013	490,000	493,611
El Paso Corporation	7.000	06/15/2017	400,000	392,000
Forest Oil Corporation(3)	7.250	06/15/2019	190,000	183,487
Helix Energy Solutions(3)	9.500	01/15/2016	400,000	411,752
Newfield Exploration Co	6.625	04/15/2016	350,000	322,000
Opti Canada Inc	8.250	12/15/2014	400,000	400,000
Petrohawk Energy Corp(3)	7.875	06/01/2015	655,000	642,575
Quicksilver Resourses In	7.750	08/01/2015	345,000	342,844
Sandridge Energy Inc(3)	8.000	06/01/2018	280,000	282,800
				7,981,996

Paper & Related Products (0.8%)
ACCO Brands Corp	7.625	08/15/2015	200,000	186,904
Georgia-Pacific LLC	7.700	06/15/2015	500,000	476,495
				663,399

Pipelines (1.0%)
Copano Energy LLC/Company(3)	7.750	06/01/2018	220,000	217,800
Dynegy Holdings Inc	7.500	06/01/2015	440,000	407,972
El Paso Natural Gas	7.250	06/01/2018	195,000	193,050
				818,822

Private Corrections (0.3%)
Corrections Corp of Amer	7.500	05/01/2011	270,000	272,190

Publishing/Periodicals (1.0%)
Dex Media West/Finance	9.875	08/15/2013	550,000	497,750
Dex Media Inc	8.000	11/15/2013	450,000	330,750
				828,500

REITS—Hotels (0.7%)
Host Hotels & Resorts LP	7.125	11/01/2013	600,000	561,528

Resorts—Themeparks (0.6%)
Vail Resorts Inc	6.750	02/15/2014	490,000	466,725

Retail—Auto Parts (0.7%)
Tenneco Inc	8.625	11/15/2014	635,000	561,962

Retail—Major Dept Store (2.0%)
Hanesbrands Inc(6)	6.508	12/15/2014	745,000	697,603
Neiman Marcus Group Inc(5)	9.000	10/15/2015	570,000	562,875
Rite Aid Corp	7.500	03/01/2017	355,000	286,886
				1,547,364

Rubber—Tires (0.3%)
Goodyear Tire & Rubber	9.000	07/01/2015	200,000	200,302

Semiconductor Equipment (1.3%)
Freescale Semiconductor(5)	9.125	12/15/2014	500,000	382,215
Sensata Technologies BV	8.000	05/01/2014	730,000	672,206
				1,054,421

Telecom Services (2.3%)
Cricket Communication I(3)	10.000	07/15/2015	75,000	75,681
Fairpoint Communications(3)	13.125	04/01/2018	420,000	412,041
IPCS Inc(5)	6.123	05/01/2014	705,000	585,150
Paetec Holding Corp	9.500	07/15/2015	400,000	372,100
West Corp	9.500	10/15/2014	400,000	361,524
				1,806,496

Telephone—Integrated (5.7%)
Citizens Communication Co	6.250	01/15/2013	250,000	230,527
L-3 Communications Corp.	6.375	10/15/2015	630,000	589,050
Level 3 Fin. Inc.	9.250	11/01/2014	1,706,000	1,552,460
Qwest Communications Int(6)	6.176	02/15/2009	750,000	749,063
Sprint Capital Corp	6.900	05/01/2019	1,235,000	1,081,675
Windstream Corp	8.625	08/01/2016	330,000	331,205
				4,533,980

Television (0.7%)
Videotron LTEE(3)	9.125	04/15/2018	515,000	548,475

Transport-Services (0.6%)
Travelport LLC(6)	7.307	09/01/2014	45,000	38,614
Travelport LLC	9.875	09/01/2014	520,000	463,206
				501,820

Wireless Equipment (2.0%)
Cricket Commutations	9.375	11/01/2014	705,000	682,384
MetroPCS Wireless	9.250	11/01/2014	950,000	916,940
				1,599,324

TOTAL CORPORATE BONDS (COST: $96,293,261)				$74,886,118

COMMON STOCK (0.2%)

Aerospace & Military Technology (0.2%)			Quantity
Spacehab, Inc (1)			231,817	$132,367

TOTAL COMMON STOCK (COST: $995,996)				$132,367

SHORT-TERM SECURITIES (5.7%)			Shares
Wells Fargo Advantage Investment Money Market (COST: $4,498,033)			4,498,033	$4,498,033

TOTAL INVESTMENTS IN SECURITIES (COST: $101,787,290)				$79,516,518
OTHER ASSETS LESS LIABILITIES				(359,923)

NET ASSETS				$79,156,595

(1) Non-income producing security.
(2) Issue is in default.

(3) Security exempt form registration under Rule 144A of the Securities Act of 1933. Unless otherwise noted, theses securities are deemed to be liquid. These securities amount to $6,962,142, representing 8.8% of net assets.

(4)Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
(5)Interest or dividend is paid-in-kind, when applicable.
(6)Floating rate security. The rate for these securities are as of June 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$4,630,400
Level 2—Other Significant Observable Inputs	74,886,118
Level 3—Significant Unobservable Inputs	—
Total	$79,516,518

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $101,787,290)	$79,516,518
Accrued interest receivable	1,794,877
Accrued dividends receivable	19,061
Prepaid expenses	38,234
Receivable for fund shares sold	9,302
Total Assets	$81,377,992

LIABILITIES
Dividends payable	$496,188
Payable for fund shares redeemed	1,347,856
Accrued expenses	12,299
Disbursements in excess of demand deposit cash	241,828
Payable to affiliates	123,226
Total Liabilities	$2,221,397

NET ASSETS	$79,156,595

Net assets are represented by:
Capital stock outstanding, at par	$10,526
Additional paid-in capital	119,443,681
Accumulated undistributed net realized gain (loss) on investments	(18,026,840)
Unrealized appreciation (depreciation) on investments	(22,270,772)
Total amount representing net assets applicable to 10,526,014 outstanding shares of $.001 par value common stock (unlimited shares authorized)	$79,156,595

Net Assets Consist of:
Class A	$49,397,471
Class C	$29,759,124
Total Net Assets	$79,156,595

Shares Outstanding:
Class A	6,574,243
Class C	3,951,771

Net Asset Value per share:
Class A	$7.51
Class A—offering price (based on sales charge of 4.25%)	$7.84
Class C	$7.53

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Operations For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$4,483,660
Dividends	225,782
Total Investment Income	$4,709,442

EXPENSES
Investment advisory fees	$530,465
Distribution (12b-1) fees—Class A	89,470
Distribution (12b-1) fees—Class C	192,048
Administrative service fees	76,722
Transfer agent fees	95,204
Accounting service fees	38,965
Transfer agent out-of-pockets	2,525
Custodian fees	8,639
Professional fees	31,007
Trustees fees	5,788
Reports to shareholders	7,817
Insurance expense	2,338
Legal fees	19,165
Audit fees	7,460
License, fees, and registrations	27,532
Total Expenses	$1,135,145
Less expenses waived or absorbed by the Fund' s manager	(50,521)
Total Net Expenses	$1,084,624

NET INVESTMENT INCOME (LOSS)	$3,624,818

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(18,026,840)
Net change in unrealized appreciation (depreciation) of investments	5,816,442
Net Realized and Unrealized Gain (Loss) on Investments	$(12,210,398)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,585,580)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Changes in Net Assets

For the six months ended June 30, 2008 and the year ended December 31, 2007

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,624,818	$12,421,787
Net realized gain (loss) on investment transactions	(18,026,840)	(1,259,625)
Net change in unrealized appreciation (depreciation) on investments	5,816,442	(27,919,928)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(8,585,580)	$(16,757,766)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Class A ($0.32 and $0.80 per share, respectively)	$(2,972,666)	$(8,914,960)
Class C ($0.29 and $0.72 per share, respectively)	(1,443,112)	(3,592,096)
Distributions from net realized gain on investment transactions
Class A ($0.00 and $0.01 per share, respectively)	0	(151,284)
Class C ($0.00 and $0.01 per share, respectively)	0	(75,068)
Total Dividends and Distributions	$(4,415,778)	$(12,733,408)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	$6,671,200	$68,145,083
Class C	2,433,803	24,114,278
Proceeds from reinvested dividends
Class A	2,117,063	5,545,888
Class C	1,039,329	2,179,100
Cost of shares redeemed
Class A	(39,485,646)	(66,519,559)
Class C	(13,270,702)	(14,705,854)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(40,494,953)	$18,758,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(53,496,311)	$(10,732,238)
NET ASSETS, BEGINNING OF PERIOD	132,652,906	143,385,144
NET ASSETS, END OF PERIOD	$79,156,595	$132,652,906

Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2008 (Unaudited)

Note 1. ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the "Trust") and is registered under the 1940 Act as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three portfolios are offered. The Fund seeks a high level of current income with capital appreciation as a secondary objective. The Fund commenced operations on April 30, 2004 under the Trust. From its inception (September 7, 1992) until February 9, 1998, the Trust was organized by Integrity Money Management as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs, retirement trusts, and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the Trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds." On March 3, 2003, the Trust was renamed "The Integrity Funds."

The Fund's objective is to provide high current income with capital appreciation as a secondary objective.

Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis and a CDSC of 1.00% if shares are redeemed within 12 months of purchase. The two classes of shares represent interest in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Assets for which market quotations are available are valued as follows:

•	listed securities:	valued at the closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at the last reported current bid price
•	unlisted securities:	valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. ("Integrity Fund Services") obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by Integrity Fund Services using methods and procedures reviewed and approved by the Trustees.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on Class A shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertaintyin Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through December 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as "Other Expense".

The tax character of distributions paid was as follows:

	December 31, 2007	December 29, 2006
Tax-exempt income	$0	$0
Ordinary income	12,648,139	8,260,318
Long-term capital gains	0	811,734
Return of capital	85,269	0
Total	$12,733,408	$9,072,052

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,485,977)	($28,087,214)	($29,573,191)

For the year ended December 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2007, the Fund deferred to January 1, 2008 post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Multiple class allocations—The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 30, 2008, distribution fees were the only class-specific expenses.

Distributions to shareholders—Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts—Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2008, there were unlimited shares of $.001 par value authorized; 10,526,014 and 15,718,916 were outstanding at June 30, 2008 and December 31, 2007, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class C Shares
	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Year Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
Shares sold	849,249	6,904,418	307,458	2,440,146
Shares issued on reinvestment of dividends	265,423	570,485	130,171	225,525
Shares redeemed	(5,050,497)	(6,919,811)	(1,694,706)	(1,549,362)
Net increase (decrease)	(3,935,825)	555,092	(1,257,077)	1,116,309

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"), the Fund's sponsor. JPMIM serves as the Interim Sub-Adviser to the Fund.

The Advisory Agreement between the Fund and Integrity Money Management provides for fees to be computed at an annual rate of 0.85% of the Fund's average daily net assets. The Fund has recognized $479,944 of investment advisory fees after a partial waiver for the six months ended June 30, 2008. The Fund has a payable to Integrity Money Management of $42,624 at June 30, 2008 for investment advisory fees. Certain Officers and Trustees of the Fund are also Officers and Directors of Integrity Money Management.

Integrity Money Management has contractually agreed to waive its management fee and to reimburse expenses other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Fund do not exceed 1.60% for the Class A shares and 2.35% for the Class C shares until March 31, 2009. After this date, the expense limitation may be terminated or revised. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Class C currently pays an annual distribution fee of up to 1.00% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

For the six months ended June 30, 2008, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$89,470	$0
Class C Shares	$192,048	$0

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $95,204 of transfer agency fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $13,550 at June 30, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $38,965 of accounting service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $5,841 at June 30, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.15% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund will pay an additional fee of $500 per month for each additional share class. The Fund has recognized $76,722 of administrative service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $10,681 at June 30, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $56,543,564 and $98,894,794, respectively, for the six months ended June 30, 2008.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $101,787,290. The net unrealized depreciation of investments based on the cost was $22,270,772, which is comprised of $82,035 aggregate gross unrealized appreciation and $22,352,807 aggregate gross unrealized depreciation.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements". This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The standard is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In accordance with the provisions of SFAS 157, the Fund adopted this standard effective January 1, 2008. The implementation of the standard did not impact the amounts reported in the financial statements, however additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements on changes in net assets for the period.

Financial Highlights June 30, 2008

Selected per share data and ratios for the periods indicated

Class A Shares

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Period Since Inception (April 30, 2004) Through December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$8.43	$10.20	$10.07	$10.33	$10.00

Income from Investment Operations:
Net investment income (loss)	$.32	$.79	$.76	$.79	$.57
Net realized and unrealized gain (loss) on investment transactions	(.92)	(1.75)	.27	(.05)	.38
Total Income (Loss) From Investment Operations	$(.60)	$(.96)	$1.03	$.74	$.95

Less Distributions:
Dividends from net investment income	$(.32)	$(.80)	$(.76)	$(.79)	$(.57)
Distributions from net realized gains	.00	(.01)	(.14)	(.21)	(.05)
Total Distributions	$(.32)	$(.81)	$(.90)	$(1.00)	$(.62)

NET ASSET VALUE, END OF PERIOD	$7.51	$8.43	$10.20	$10.07	$10.33

Total Return*	(14.37%)(A)(C)	(10.07%)(A)	10.66%(A)	7.48%(A)	9.81%(A),(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$49,397	$88,629	$101,545	$37,764	$11,112
Ratio of net expenses (after expense assumption) to average net assets	1.71%(B)(C)	1.75%(B)	1.75%(B)	1.75%(B)	1.69%(B),(C)
Ratio of net investment income to average net assets	6.82%(C)	8.09%	7.49%	7.71%	7.20%(C)
Portfolio turnover rate	60.51%	27.28%	38.76%	31.69%	29.81%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $32,436, $113,747, $130,316, $71,122, and $32,195, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.80%, 1.85%, 1.95%, 2.05%, and 3.00%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

*The Fund's performance prior to May 5, 2008, was achieved while the Fund was managed by another sub-adviser, who used different investment strategies and techniques, which may have produced different results than those achieved by the current investment adviser. SMH Capital Advisors, Inc. served as investment adviser to the Fund from April 30, 2004 through May 4, 2008. Effective May 5, 2008, J.P. Morgan Investment Management Inc.is the sub-adviser to Integrity High Income Fund. A shareholder confirmation process will follow.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights June 30, 2008

Selected per share data and ratios for the periods indicated

Class C Shares

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Period Since Inception (April 30, 2004) Through December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$8.45	$10.22	$10.09	$10.36	$10.00

Income from Investment Operations:
Net investment income (loss)	$.29	$.72	$.69	$.71	$.46
Net realized and unrealized gain (loss) on investment transactions	(.92)	(1.76)	.27	(.06)	.41
Total Income (Loss) From Investment Operations	$(.63)	$(1.04)	$.96	$.65	$.87

Less Distributions:
Dividends from net investment income	$(.29)	$(.72)	$(.69)	$(.71)	$(.46)
Distributions from net realized gains	.00	(.01)	(.14)	(.21)	(.05)
Total Distributions	$(.29)	$(.73)	$(.83)	$(.92)	$(.51)

NET ASSET VALUE, END OF PERIOD	$7.53	$8.45	$10.22	$10.09	$10.36

Total Return*	(15.01%)(A)(C)	(10.71%)(A)	9.84%(A)	6.59%(A)	8.93%(A),(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$29,759	$44,023	$41,840	$24,357	$8,988
Ratio of net expenses (after expense assumption) to average net assets	2.46%(B)(C)	2.50%(B)	2.50%(B)	2.50%(B)	2.48%(B),(C)
Ratio of net investment income to average net assets	6.17%(C)	7.40%	6.75%	6.96%	6.83%(C)
Portfolio turnover rate	60.51%	27.28%	38.76%	31.69%	29.81%

(A) Excludes CDSC of 1.00%.

(B) During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $18,085, $47,667, $64,030, $51,581, and $62,188, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.55%, 2.60%, 2.70%, 2.81%, and 4.26%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

*The Fund's performance prior to May 5, 2008, was achieved while the Fund was managed by another sub-adviser, who used different investment strategies and techniques, which may have produced different results than those achieved by the current investment adviser. SMH Capital Advisors, Inc. served as investment adviser to the Fund from April 30, 2004 through May 4, 2008. Effective May 5, 2008, J.P. Morgan Investment Management Inc. is the sub-adviser to Integrity High Income Fund. A shareholder confirmation process will follow.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. The registrant did not grant any waivers, including implicit waivers, from any provisions of the code of ethics to the principal financial officer and principal executive officer during the period covered by this report.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President, The Integrity Funds

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Adam Forthun
Adam Forthun
Treasurer, The Integrity Funds

Date: August 28, 2008